INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES

(10) INCOME TAXES

The Company, its subsidiaries and VIEs file separate income tax returns.

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on the Company's income or capital gains. In addition, no Cayman Islands withholding tax is imposed upon any payments of dividends.

PRC

In 2007, the PRC enacted a new Corporate Income Tax Law (“CIT Law”) and promulgated related regulations, effective January 1, 2008, which impose a unified corporate income tax (“CIT”) rate of 25% for both domestic and foreign invested enterprises. Enterprises qualified as “High New Technology Enterprises ("HNTEs") enjoy a preferential CIT rate of 15%.

             eLong Information was qualified as an HNTE in 2008 under the CIT Law. As a result of renewals of its HNTE status in 2011 and 2014, respectively, eLong Information has been and will be entitled to a reduced CIT rate of 15% through 2016.

The CIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside the PRC. The 10% withholding tax rate can be reduced based on tax arrangements or treaties between the PRC and other jurisdictions. Undistributed earnings generated before January 1, 2008 are exempted from withholding tax when such earnings are distributed to the foreign investor in 2008 or thereafter. The Group's foreign invested subsidiaries and its VIEs are permanently reinvesting their earnings and, as such, under ASC subtopic 740-30, Income Taxes: Other Considerations or Special Areas, the Company has not recorded deferred tax liabilities on the outside basis in its foreign invested subsidiaries and VIEs. The cumulative amounts of the undistributed earnings related to investments in foreign subsidiaries and VIEs were RMB23 million and nil as of December 31, 2014 and 2015, respectively. It is not practicable for the Group to estimate the amount of unrecognized deferred tax liabilities as of December 31, 2015.

The Group's consolidated loss before income tax expenses consisted of:

	For the year ended December 31,
	2013	2014	2015

Non-PRC	(8,751,310)	(49,255,016)	(273,416,033)
PRC	(104,217,319)	(208,848,135)	(768,939,163)
Total	(112,968,629)	(258,103,151)	(1,042,355,196)

Income tax expense attributable to loss from operations consisted of:

	For the year ended December 31,
	2013	2014	2015
Current income tax expense/(benefit)	30,828,412	(3,810,926)	20,040,148
Deferred income tax (benefit)/expense	28,651,891	16,905,027	(7,127,238)
Total	59,480,303	13,094,101	12,912,910

The significant components of deferred income tax expense/(benefit) attributable to losses from operations for the years ended December 31, 2013, 2014 and 2015 were as follows:

	For the year ended December 31,
	2013	2014	2015
Deferred income tax benefit (excluding increase in the valuation allowance for deferred tax assets)	(62,942,286)	(8,662,935)	(155,367,793)
Increase in the valuation allowance for deferred tax assets	91,594,177	25,567,962	148,240,555
Deferred income tax expense/(benefit)	28,651,891	16,905,027	(7,127,238)

Income tax expense differed from the amounts computed by applying the PRC corporate income tax rate of 25% for 2013, 2014 and 2015 to the Group's pretax losses from operations as a result of the following:

	For the year ended December 31,
	2013	2014	2015
Computed expected tax benefit at PRC statutory rates	(28,242,157)	(64,525,788)	(260,588,800)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	91,594,177	25,567,962	148,240,555
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	(20,260,561)	30,995,134	-
Expired net operating loss carry forwards	30,020	41,491	33,957
Effect of differing tax rates in jurisdictions inside the PRC	10,949,401	11,853,475	60,263,272
Effect of differing tax rates in jurisdictions outside PRC	2,187,827	12,313,754	68,354,008
Prior year tax return true up	(624,609)	(4,482,916)	(8,238,012)
Non deductible entertainment expenses	249,362	371,541	457,597
Non deductible allowance for doubtful accounts	685,320	1,375,008	2,404,003
Non deductible share-based compensation cost	709,413	159,566	819,472
PRC tax payment after examination	1,863,825	-	-
Others	338,285	(575,126)	1,166,858
Income tax expense	59,480,303	13,094,101	12,912,910

Under the PRC Tax Administration and Collection Law, the statute of limitations is three years for underpayment of taxes due to computational errors made by the taxpayer or the withholding agent. The statute of limitations may be extended to five years under special circumstances, which are not clearly defined. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group did not have any unrecognized tax benefits for the year ended December 31, 2015. No significant interest or penalty related to unrecognized uncertain tax positions was recorded in the 2013, 2014 and 2015 consolidated financial statements. The Group's management does not expect the amount of unrecognized tax benefits to increase significantly during the year ending December 31, 2016.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

Deferred tax assets, current

	December 31,
	2014	2015
Deferred tax assets, current:
eCoupon program virtual cash liability	35,522,328	35,538,632
Accrued expenses	7,076,715	4,639,154
Total gross deferred tax assets, current	42,599,043	40,177,786
Less: valuation allowance	(42,294,669)	(40,177,786)
Net deferred tax assets, current	304,374	-

Deferred tax assets, non-current

	December 31,
	2014	2015
Deferred tax assets, non-current:
Operating loss carryforwards	19,664,857	170, 029,284
Property and equipment	(124,775)	2,639,780
Impairment of investment in non-consolidated affiliate	6,083,848	4,039,503
Advertising and promotional fees	48,948,486	47,705,667
Total gross deferred tax assets, non-current	74,572,416	224,414,234
Less: valuation allowance	(74,056,796)	(224,414,234)
Net deferred tax assets, non-current	515,620	-

Deferred tax liabilities, non-current:
Acquired intangible assets in business combination	21,148,963	14,021,725
Software capitalization	37,919	37,919
Total deferred tax liabilities, non-current	21,186,882	14,059,644

The gross amounts of operating loss carryforwards which will expire between 2016 and 2020 are as follows: RMB6,847,027 in 2016, RMB4,442,566 in 2017, RMB1,388,389 in 2018, RMB131,126,039 in 2019 and RMB864,281,306 in 2020.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, management has provided valuation allowances of RMB116,351,465 and RMB264,592,020 as at December 31, 2014 and 2015, respectively.